Schedule of acquisition of assets and liabilities and consideration paid (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2022	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 3,734,410	$ 4,651,059
Intangible assets	32,732,062	43,507,284
Goodwill	195,097,659	106,181,086
Accounts Payable and accrued liabilities	382,794	686,480
Contract liabilities	3,890,569	1,625,594
Deferred tax liability	25,740,885	15,161,987
Cash and cash equivalents	22,654,262	4,323,823		$ 13,211,722
Deferred tax liabilities	(20,794,275)	(529,124)	$ (500,000)
Prepaid expenses	(1,599,739)	(1,777)
Right-of-use assets	2,885,662	2,848,400		$ 733,413
Current contract liabilities	(3,890,569)	(1,625,594)
Property, plant and equipment	247,988	$ 354,850
Vedatis S P A [Member]
IfrsStatementLineItems [Line Items]
Cash	156,168
Trade and other receivables	72,915
Property and equipment	2,097
Intangible assets	3,511,000
Goodwill	9,372,025
Accounts Payable and accrued liabilities	(599,981)
Contract liabilities	(45,391)
Income tax payable	(233,829)
Deferred tax liability	(878,284)
Total	11,356,720
Cash and cash equivalents	7,006,067
Fair value of 18,250,000 common shares issued at $1.65 per share	2,374,380
Deferred payment liability	2,649,930
Settlement of pre-existing relationship	(673,657)
Total	11,356,720
Current contract liabilities	45,391
[custom:IncomeTaxPayable-0]	233,829
Tabwire E P A [Member]
IfrsStatementLineItems [Line Items]
Cash	6,506
Trade and other receivables	76,647
Intangible assets	3,304,000
Goodwill	9,013,287
Accounts Payable and accrued liabilities	(6,097)
Contract liabilities	(2,388)
Total	11,449,985
Cash and cash equivalents	6,262,616
Fair value of 18,250,000 common shares issued at $1.65 per share	5,238,323
Settlement of pre-existing relationship	(50,954)
Total	11,449,985
Deferred tax liabilities	(941,970)
Current contract liabilities	2,388
Game Knot E P A [Member]
IfrsStatementLineItems [Line Items]
Cash	9,513
Trade and other receivables	19,119
Intangible assets	601,000
Goodwill	3,111,023
Accounts Payable and accrued liabilities	(8,077)
Contract liabilities	(145,739)
Total	3,424,996
Cash and cash equivalents	1,890,450
Fair value of 18,250,000 common shares issued at $1.65 per share	921,417
Total	3,424,996
Deferred tax liabilities	(168,160)
Investments	6,317
Current contract liabilities	145,739
Addicting Games S P A [Member]
IfrsStatementLineItems [Line Items]
Cash	316,920
Trade and other receivables	674,067
Property and equipment	6,476
Intangible assets	16,539,000
Goodwill	28,947,665
Accounts Payable and accrued liabilities	(411,057)
Contract liabilities	755,019
Income tax payable	290,003
Total	41,648,504
Cash and cash equivalents	12,477,901
Fair value of 18,250,000 common shares issued at $1.65 per share	14,636,402
Settlement of pre-existing relationship	2,205,448
Total	41,648,504
Deferred tax liabilities	(3,268,434)
Prepaid expenses	41,935
Right-of-use assets	410,208
Current contract liabilities	(755,019)
[custom:IncomeTaxPayable-0]	(290,003)
Contract liabilities	(133,533)
Long-term lease contract liabilities	(284,773)
Other long-term debt	(144,948)
Deferred payment liability	12,328,753
[custom:DeferredTaxLiabilitiesOne-0]	(12,328,753)
Outplayed M A [Member]
IfrsStatementLineItems [Line Items]
Cash	1,917,249
Trade and other receivables	2,024,454
Intangible assets	32,494,000
Goodwill	37,844,194
Accounts Payable and accrued liabilities	(225,978)
Contract liabilities	32,032
Total	67,633,216
Cash and cash equivalents	10,429,399
Fair value of 18,250,000 common shares issued at $1.65 per share	26,364,000
Total	67,633,216
Deferred tax liabilities	(6,395,405)
Prepaid expenses	31,339
Right-of-use assets	365,184
Current contract liabilities	(32,032)
Long-term lease contract liabilities	(204,294)
Deferred payment liability	30,839,817
[custom:CurrentLeaseContractLiabilities-0]	(185,495)
[custom:DeferredTaxLiabilitiesOne-0]	(30,839,817)
Omnia S P A [Member]
IfrsStatementLineItems [Line Items]
Cash	281,125
Trade and other receivables	8,738,169
Intangible assets	25,619,000
Goodwill	22,921,670
Accounts Payable and accrued liabilities	(9,278,674)
Contract liabilities	298,434
Total	46,000,796
Cash and cash equivalents	10,530,888
Fair value of 18,250,000 common shares issued at $1.65 per share	30,112,500
Settlement of pre-existing relationship	5,357,408
Total	46,000,796
Prepaid expenses	305,435
Right-of-use assets	2,392,984
Current contract liabilities	(298,434)
Long-term lease contract liabilities	(2,099,651)
Deferred payment liability	2,763,914
Property, plant and equipment	183,086
[custom:DeferredTaxLiabilitiesOne-0]	$ (2,763,914)